[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]         1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                                  www.sablaw.com

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
INTERNET: thomas.conner@sablaw.com

January 25, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement on Form N-4 for MetLife Investors USA Insurance Company MetLife Investors USA Separate Account A File Nos. 333-/811-03365 (Pioneer A)

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Separate Account"), we have attached for filing under the Securities Act of the 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

A copy of the Prospectus and Statement of Additional Information included in the Initial Registration Statement, will be forwarded to the Staff of the SEC shortly under separate cover. Financial Statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/ W. Thomas Conner
-------------------------------
W. Thomas Conner

Attachment

cc:  Paula Minella, Esq.
     John Connolly, Esq.